SCHEDULE OF COMPONENTS OF EQUITY DEFICIENCY, LOANS AND BORROWING, OTHER CURRENT LIABILITIES, NET OF CASH (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk Management
Shareholder’s equity (deficiency)	$ 27,188,344	$ (4,316,964)	$ (2,654,845)
Current liabilities	12,462,372	580,486
Total liabilities and equity	39,650,716	(3,736,478)
Cash	(5,162,991)	(1,990,203)	$ (108,853)
Total	$ 34,487,725	$ (5,726,681)